Relative Strength Managed Volatility Strategy ETF
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 95.1%	Shares	Value
Consumer Discretionary Services - 3.4%
McDonald's Corp.	3,181	$988,623

Consumer Staple Products - 13.9%
Coca-Cola Co.	13,377	1,017,321
PepsiCo, Inc.	6,621	1,028,175
Philip Morris International, Inc.	5,959	985,261
Procter & Gamble Co.	6,853	989,847
		4,020,604

Health Care - 18.2%
AbbVie, Inc.	4,692	1,020,463
AstraZeneca PLC	5,441	1,073,074
Eli Lilly & Co.	1,123	1,032,902
Johnson & Johnson	4,344	1,061,847
Merck & Co., Inc.	8,953	1,076,957
		5,265,243

Industrial Products - 14.2%
Caterpillar, Inc.	1,473	1,043,562
GE Vernova, Inc.	1,245	1,086,760
General Electric Co.	3,449	978,723
RTX Corp.	5,127	988,998
		4,098,043

Insurance - 3.5%
Berkshire Hathaway, Inc. - Class B (a)	2,113	1,012,550

Materials - 3.6%
Linde PLC	2,094	1,038,122

Media - 3.4%
Alphabet, Inc. - Class C	3,372	967,292

Oil & Gas - 7.6%
Chevron Corp.	5,240	1,084,156
Exxon Mobil Corp.	6,532	1,108,219
		2,192,375

Retail & Wholesale - Staples - 7.2%
Costco Wholesale Corp.	1,043	1,039,276
Walmart, Inc.	8,295	1,030,903
		2,070,179

Technology Hardware & Semiconductors - 16.6%
Applied Materials, Inc.	2,965	1,013,407
ASML Holding NV	755	997,226
Intel Corp. (a)	23,567	1,040,012
Lam Research Corp.	4,636	990,528
Micron Technology, Inc.	2,264	764,870
		4,806,043

Telecommunications - 3.5%
T-Mobile US, Inc.	4,841	1,016,755
TOTAL COMMON STOCKS (Cost $26,986,908)		27,475,829

EXCHANGE TRADED FUNDS - 4.4%	Shares	Value
iShares Core U.S. Aggregate Bond ETF	12,815	1,272,145
TOTAL EXCHANGE TRADED FUNDS (Cost $1,281,767)		1,272,145

TOTAL INVESTMENTS - 99.5% (Cost $28,268,675)		28,747,974
Money Market Deposit Account - 0.5% (b)		125,700
Other Assets in Excess of Liabilities - 0.0% (c)		6,133
TOTAL NET ASSETS - 100.0%		$28,879,807

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026, was 3.45%.

(c)	Represents less than 0.05% of net assets.

Relative Strength Managed Volatility Strategy ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$27,475,829	$–	$–	$27,475,829
Exchange Traded Funds	1,272,145	–	–	1,272,145
Total Investments	$28,747,974	$–	$–	$28,747,974

Refer to the Schedule of Investments for further disaggregation of investment categories.